Significant accounting judgments, estimates and assumptions	12 Months Ended
Dec. 31, 2018
Significant accounting judgments estimates and assumptions
Significant accounting judgments, estimates and assumptions

4.Significant accounting judgments, estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the reporting dates and the reported amounts of revenues and expenses during the reporting periods. However, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of the asset or liability affected in future periods.

Significant judgments

Revenue recognition

Revenue from SOVEST project – applicable standards

SOVEST project implies offering interest free loans to individuals for the purchases made with installment cards plus various options connected to the use of these cards. It brings revenues in the form of commissions from merchants and card-holders as well as interchange fee from the payment system. The Group exercises significant judgment in determining which of these commissions fall within the scope of IFRS 9 or IFRS 15. The resulting conclusion depends mainly on whether a commission can be linked to a specific lending arrangement or not.

Revenue from inactive accounts and unclaimed payments

The Group stipulates in its public offers the term during which a customer who failed to identify correctly the recipient of his transfer can return to correct the identification details or claim money back. If the customer does not return, the whole amount of transfer is appropriated by the Group in the period of specified time in public offer. Similarly, the Group charges a daily commission on the balance of wallets that remained inactive during the period indicated in the public offer. The Group believes that including these rules into its public offers gives it appropriate legal rights to recognize the distinguishment of customer liabilities and, therefore, record related gain as revenue.

Functional currency

Each entity in the Group determines its own functional currency, depending on the economic environment it operates in, and items included in the financial statements of each entity are measured using that functional currency.

Recognition of control, joint control, or significant influence over entities

In assessing business combination we analyse all the relevant terms and conditions of management of the acquired or newly established entities and exercise judgment in deciding whether the Group has control, joint control, or significant influence over them. As a result certain acquisitions where the Group’s share is over 50% may not be recognized as consolidated subsidiaries and vice versa. See Note 6 for details.

Acquisition of business in the form of separate assets

In 2018 the Group completed acquisition of Rocketbank business that does not represent a separate legal entity. The acquisition was made through a combination of contracts on purchase of major non-current assets, transfer of employees etc. Since the assets and other resources have been acquired in order to operate them as a business, these transactions were accounted for using the acquisition method as a single transaction. The acquisition date was the date when the Group obtained control over the last key element of the business. All the cash amounts paid by the Group under any of the contracts related to the acquisition were treated as consideration. See Note 6 for details.

Significant estimates and assumptions

Significant estimates reflected in the Company’s financial statements include, but are not limited to:

-	Fair values of assets and liabilities acquired in business combinations;
-	Fair value of assets transferred in non-monetary transactions;
-	Useful life of property, equipment and Intangible assets
-	Impairment of intangible assets, goodwill, investments in associates and joint ventures;
-	Recoverability of deferred tax assets;
-	Fair value of loans issued;
-	Impairment of loans and receivables;
-	Measurement of cost associated with share-based payments;
-	Uncertain position over risk assessment;

Actual results could materially differ from those estimates. The key assumptions concerning the future events and other key sources of estimation uncertainty at the reporting date that have a significant risk of a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below:

Fair values of assets and liabilities acquired in business combinations

The Group recognizes separately, at the acquisition date, the identifiable assets, liabilities and contingent liabilities acquired or assumed in the business combination at their fair values, which involves estimates. Such estimates are based on valuation techniques, which require considerable judgment in forecasting future cash flows and developing other assumptions.

Fair value of assets transferred in non-monetary transactions

The Group was engaged in a transaction of establishment of JSC Tochka during the reporting period. In this process, the Group invested a number of assets into the newly established entity (fixed assets, intangible assets, promissory notes). Fair value of promissory notes is deemed equal to their nominal value because they can be instantly exchanged for cash. Fair value of fixed assets and intangible assets is deemed equal to their carrying amount because these assets had been purchased not long ago from a unrelated party.

Impairment of goodwill and intangible assets

The Group determines the following material CGUs: SOVEST, Payment services, Postomatnye Tekhnologii, Tochka, Rocketbank and Flocktory. For the purpose of goodwill impairment test, the Group estimates the recoverable amounts of Payment services CGU as fair value less costs of disposal on the basis of quoted prices of Company’s ordinary shares. See also Note 11 below for details. For the purpose of intangible assets with indefinite useful life impairment test, the Group estimates the recoverable amounts of each asset as fair value less costs of disposal on the basis of comparative method and cost approach. For the purpose of intangible assets with definite useful life impairment, when indicators of impairment are noted, the Group estimates the recoverable amounts as higher of value in use or fair value less costs to sell of an individual asset or the CGU to which this asset relates.

Impairment of investments in associates and joint ventures

Group’s investments in significant associates and joint ventures are generally designated as separate CGUs. The recoverable amount of these CGUs is determined based on a value in use calculation using appropriate financial models. See Note 11 for details.

Recoverability of deferred tax assets

The utilization of deferred tax assets will depend on whether it is possible to generate sufficient taxable income against which the deductible temporary differences can be utilized. Various factors are used to assess the probability of the future utilization of deferred tax assets, including past operating results, operational plans, expiration of tax losses carried forward, and tax planning strategies.

Certain portion of deferred tax assets was not recorded because the Group does not expect to realize certain of its tax loss carry forwards in the foreseeable future due to history of losses. Further details on deferred taxes are disclosed in Note 27.

Fair value of loans issued

The Group measures loans issued at amortized cost using effective interest rate (EIR) method. EIR is assumed to be equal to loan market rates which are defined on market participants statistic available to the Group.

ECL measurement

The Group applied statements for impairment of IFRS 9 starting the year 2018 as change in accounting policy and disclosed it in the Note 2.3.

Further details on provision for impairment of loans and receivables are disclosed in Notes 12, 13.

Measurement of cost associated with share-based payments

Share-based payments included expenses incurred under employee stock option plan (ESOP) and restricted stock unit plan (RSU). See also Note 32 below for more details.

Management estimates the fair value of stock options at the date of grant using the Black-Scholes-Merton pricing model and its restricted stock units using the Binominal model. The option pricing models were originally developed for use in estimating the fair value of traded options, which have different characteristics than the stock options granted by the Company and its subsidiaries, associates and joint ventures. The models are also sensitive to changes in the subjective assumptions, which can materially affect the fair value estimate. These subjective assumptions include the expected life of the options, expected volatility, risk-free interest rates, expected dividend yield, the fair value of the underlying shares. The amount of expense is also sensitive to the number of awards, which are expected to vest, taking into account estimated forfeitures. Below is the discussion of each of these estimates:

Assumptions used for ESOP valuation

Expected life

The Company did not have any option grants in the past, and does not have sufficient history to determine the time the option holders will hold the shares. Therefore, the Company used the expected term as the average between the vesting and contractual term of each option tranche for stock option plan.

Expected volatility

Due to a relatively short period of historical market data, QIWI’s share price volatility for options valuation was defined based on the historical volatility of peer group companies over a period, which approximates the expected life of option tranches.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds,  adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

The Group set an dividend yield based on historical payout and best management’s expectation for dividends distribution.

Fair value of the underlying shares

Prior to May 2013 the Company’s ordinary shares were not publicly traded. Therefore, it estimated the fair value of the underlying shares on the basis of valuations arrived at by employing the “income approach” valuation methodology. Since May 2013 QIWI plc is a public company and the fair value of its shares defined by reference to closing market price of its traded shares.

Estimated forfeitures

As of the dates of stock options grants had no data of attrition rate among key personnel and management resulted in an estimated forfeiture rate of zero. Subsequently, the actual forfeiture rate is higher, the actual amount of related expense will become lower.

Assumptions used for RSU valuation

Expected life

The Company used the expected term as the vesting term for RSU plan.

Expected volatility

The expected volatility reflects the assumption that the historical QIWI’s share price volatility over a period similar to the life of the RSUs is indicative of future trends, which may not necessarily be the actual outcome.

Risk-free interest rates

Risk-free interest rates are based on the implied yield currently available in the US treasury bonds,  adjusted for a country risk premium, with a remaining term approximating the expected life of the option award being valued.

Expected dividend yield

The Group set an dividend yield based on historical payout and best management’s expectation for dividends distribution.

Fair value of the underlying shares

The fair value of shares defined by reference to closing market price of the Group’s traded shares.

Estimated forfeitures

The forfeiture rate for RSUs granted during the period is 11‑16%. It is based on historical data and current expectations and is not necessarily indicative of forfeiture patterns that may occur.

Uncertain position over risk assessment

The Group disclosed possible and accrued probable risks in respect on currency, customs, tax and other regulatory positions. Management estimates the amount of risk based on its interpretation of the relevant legislation, in accordance with the current industry practice and in conformity with its estimation of probability, which require considerable judgment.